UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08683

TANAKA Funds, Inc.

(Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor

New York, New York 10017

(Address of principal executive offices)

 (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252

Date of fiscal year end: November 30

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tanaka Growth Fund

ADOBE

Ticker Symbol:ADBE	Cusip Number:00724F101
Record Date: 2/22/2010	Meeting Date: 4/16/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	Approval of the amendment of the Adobe Systems Incorporated 2003 equity incentive plan	For	Issuer	For	With
3)	Ratification of the appointment of KPMG LLP as the company's independent registered public accounting firm for the fiscal year ending on December 3,2010.	For	Issuer	For	With

AFLAC

Ticker Symbol:AFL	Cusip Number:001055102
Record Date: 2/24/2010	Meeting Date: 5/3/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	To consider the approval of the following advisory (non-binding) proposal: """"""""Resolved, that the shareholders approve the overall executive pay-for-performance compensation policies and procedures employed by the company, as described in the Compensation Discussion and Analysis and the tabular disclosure regarding names executive officer compensation in this proxy statement.	For	Issuer	For	With
3)	Ratification of appointment of KPMG LLP as independent registered public accounting firm of the company for the year ending December 31,2010.	For	Issuer	For	With

AMDOCS

Ticker Symbol:DOX	Cusip Number:G02602103
Record Date: 11/23/2009	Meeting Date: 1/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	Approval of consolidated financial statements for fiscal year 2009.	For	Issuer	For	With
3)	Ratification and approval if Ernst & Young LLP and authorization of audit committee of board of fix remuneration.	For	Issuer	For	With

ANADARKO PETROLEUM

Ticker Symbol:APC	Cusip Number:032511107
Record Date: 3/23/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	Ratification of Appointment of KPMG LLP as independent auditors	For	Issuer	For	With
3)	Amendment to non-discrimination policy	Against	Stockholder	Against	With
4)	Amendment to by-laws: reimbursement of proxy expenses	Against	Issuer	Against	With

APPLE

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 12/28/2009	Meeting Date: 2/25/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	To approve amendments to the Apple's 2003 employee stock plan.	For	Issuer	For	With
3)	To approve amendments to the Apple's 1997 director stock	For	Issuer	For	With
4)	To hold an advisory vote on executive compensation.	For	Issuer	For	With
5)	To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for fiscal year 2010.	For	Issuer	For	With
6)	To consider a shareholder proposal entitled """"Sustainability Report,"""" if properly presented at the meeting.	Against	Stockholder	Against	With
7)	To consider a shareholder proposal entitled """"Amend Corporate Bylaws Establishing A Board Committee on Sustainability,"""" if properly presented at the meeting.	Against	Stockholder	Against	With

APPLIED MATERIALS

Ticker Symbol:AMAT	Cusip Number:038222105
Record Date: 1/12/2010	Meeting Date: 3/9/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	To ratify the appointment of KPMG LLP as Applied Materials' independent registered public accounting firm for fiscal year 2010.	For	Issuer	For	With

ASML

Ticker Symbol:ASML	Cusip Number:N07059186
Record Date: 2/17/2010	Meeting Date: 3/24/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10.	Approval of the number of stock options, respectively stock, available for ASML employees, and authorization of the BoM to issue the stock options or stock.	For	Issuer	For	With
14a.	Proposal to authorize the BoM for a period of 18 months from March 24, 2010, to issue (rights to subscribe for) shares in the capital of the Company, limited to 5% of the issued share capital at the time of the authorization.	For	Issuer	For	With
14b.	Proposal to authorize BoM for a period of 18 months from March 24, 2010, to restrict or exclude the pre-emption rights accruing to shareholder in connection with the Item 14a.	For	Issuer	For	With
14c.	Proposal to authorize the BoM for a period of 18 months from March 24, 2010, to issue (rights to subscribe for) shares in the capital of the Company, for an addition 5% of the issued share capital at the time of the authorization, which 5% can be used in connection with or on the occasion of mergers and/or acquisitions.	For	Issuer	For	With
14d.	Proposal to authorize the BoM for a period of 18 months from March 24, 2010, to restrict or exclude the pre-emption rights accruing to shareholders in connection with the item 14c.	For	Issuer	For	With
15.	Proposal to authorize the BoM for a period of 18 months from March 24, 2010 to acquire ordinary shares in the Company's share capital	For	Issuer	For	With
16 and 17.	Proposal to cancel ordinary shares. Proposal to cancel additional ordinary shares.	For	Issuer	For	With
3.	Proposal to adopt Financial Statements for the FY 2009 as prepared in accordance with Dutch Law	For	Issuer	For	With
4.	Proposal to discharge the members of the Board of Management from liability for their responsibilities in the FY 2009	For	Issuer	For	With
5	Proposal to discharge the members of the Supervisory Board from liability for their responsibilities in the FY 2009	For	Issuer	For	With
7.	Proposal to adopt a dividend of EUR 0.20 per ordinary share of EUR 0.09	For	Issuer	For	With
8b.	Proposal to adopt the updated Remuneration Policy for the BoM	For	Issuer	For	With
9a.	Approval of the performance stock arrangement, including the number of performance stock for the BoM in accordance with the Remuneration Policy (version 2010) for the BoM and the authorization of the BoM to issue the performance stock.	For	Issuer	For	With
9b.	Approval of the number of performance stock for the BoM in accordance with the Remuneration Policy (version 2008) for the BoM and the authorization of the BoM to issue the performance stock. (cancelled in case items 8 and 9a are approved)	For	Issuer	For	With
9c.	Approval of the number of performance stock options for the BoM in accordance with the Remuneration Policy (version 2008) for the BoM and the authorization of the BoM to issue the performance stock. (cancelled in case items 8 and 9a are approved)	For	Issuer	For	With

BIO REFERENCE LABS

Ticker Symbol:BRLI	Cusip Number:09057G602
Record Date: 6/15/2009	Meeting Date: 7/30/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	In their discretion, on all matters as shall properly come before the meeting	For	Issuer	For	With

BIOVAIL

Ticker Symbol:BVF	Cusip Number:09067J109
Record Date: 4/12/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	Election of Auditors	For	Issuer	For	With

C.R. BARD, INC

Ticker Symbol:BCR	Cusip Number:067383109
Record Date: 3/1/2010	Meeting Date: 4/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	To approve the 2003 long term incentive plan of C.R. Bard, Inc. as amended and restated.	For	Issuer	For	With
3)	To Ratify the appointment of KPMG LLP as independent registered public accounting firm for the year 2010.	For	Issuer	For	With
4)	To consider a shareholder proposal relating to sustainability reporting on environmental, social and governance (ESG) practices.	Against	Stockholder	Against	With

CATALYST PHARMACEUTICAL

Ticker Symbol:CPRX	Cusip Number:14888U101
Record Date: 4/1/2010	Meeting Date: 5/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Vote for Directors	For	Issuer	For	With
2)	Ratify the selection of Grand Thornton LLP as registered public accountant	For	Issuer	For	With
3)	To transact such other business as may properly come before the meeting.	For	Issuer	For	With

CHINA MEDICAL TECHNOLOGIES

Ticker Symbol:CMED	Cusip Number:169483104
Record Date: 10/2/2009	Meeting Date: 11/16/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2)	To approve the China Medical Technologies 2009 equity incentive plan	For	Issuer	For	With

GENERAL ELECTRIC COMPANY

Ticker Symbol:GE	Cusip Number:369604103
Record Date: 3/1/2010	Meeting Date: 4/25/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A)	Election of Directors	For	Issuer	For	With
B)	Ratification of KPMG	For	Issuer	For	With
C1)	Cumulative Voting	Against	Stockholder	Against	With
C2)	Special Shareowner Meetings	For	Stockholder	Against	Against
C3)	Independent Board Chairman	Against	Stockholder	Against	With
C4)	Pay Disparity	Against	Stockholder	Against	With
C5)	Key Board Committees	Against	Stockholder	Against	With
C6)	Advisory Vote on Executive Compensation	Against	Stockholder	Against	With

INTEL

Ticker Symbol:INTC	Cusip Number:458140100
Record Date: 3/22/2010	Meeting Date: 5/19/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	Ratification of Ernst & Young LLP as our registered public accounting firm	For	Issuer	For	With
3)	Advisory vote on executive compensation	For	Issuer	For	With

INTERNATIONAL BUSINESS MACHINE CORP

Ticker Symbol:IBM	Cusip Number:459200101
Record Date: 2/26/2010	Meeting Date: 4/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	Ratification of appointment of independent registered public accounting firm.	For	Issuer	For	With
3)	Stockholder proposal on executive compensation annual incentive payout	Against	Issuer	Against	With
4)	Stockholder proposal on cumulative voting	Against	Issuer	Against	With
5)	Stockholder proposal on new threshold for calling special meetings	For	Issuer	Against	Against
6)	Stockholder proposal on advisory vote on executive compensation	Against	Issuer	Against	With

MATTSON TECHNOLOGY

Ticker Symbol:MTSN	Cusip Number:577223100
Record Date: 4/8/2010	Meeting Date: 6/7/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	To ratify the appointment of Pricewaterhousecoopers LLC as the company's independent registered public accountants for the year ending December 31,2010.	For	Issuer	For	With

O2MICRO INTERNATIONAL LIMITED

Ticker Symbol:OIIM	Cusip Number:67107W100
Record Date: 5/20/2010	Meeting Date: 6/30/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	That each of Michael Austin, Shoji Akutsu and Dinghuan Shi be elected as class III directors to hold office until the annual general meeting of shareholders to be held in 2013 and until their respective successors are elected and duly qualified until such director's earlier resignation or removal.	For	Issuer	For	With
2)	To in sections 37(3)(D) of the companies law (2009) revision) of the Cayman Islands (the""Law"") or any modification or re-enactment thereof for the time being in force, all as more fully described in the proxy statement.	For	Issuer	For	With
3)	That the company's financial statements and the auditors report for the fiscal year ended December 21,2009 be approved and adopted.	For	Issuer	For	With
4)	That the appointment of Deloitte & Touche as independent auditors for the fiscal year ending December 21,2009 be approved and adopted.	For	Issuer	For	With

QUALCOM

Ticker Symbol:QCOM	Cusip Number:747525103
Record Date: 1/4/2010	Meeting Date: 3/2/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Elections of Directors	For	Issuer	For	With
2)	To approve an amendment to the 2006 long-term incentive plan to increase the share reserve by 13,000,000 shares.	For	Issuer	For	With
3)	To ratify the selection of Pricewaterhousecoopers LLP as our independent public accountants for our fiscal year ending September 26,2010.	For	Issuer	For	With

SCIENTIFIC GAMES

Ticker Symbol:SGMS	Cusip Number:80874P109
Record Date: 4/13/2010	Meeting Date: 6/8/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	To ratify the appointment of Deloitte & Touche LLP as independent auditor for fiscal year ending December 31,2010.	For	Issuer	For	With

SIGMA DESIGNS

Ticker Symbol:SIGM	Cusip Number:826565103
Record Date: 6/3/2009	Meeting Date: 7/30/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	Approval of 2009 Stock Incentive Plan	For	Issuer	For	With
3)	Approval of a program permitting eligible employees to exchange certain outstanding stock options for a lesser number of options with a lower exercise price	For	Issuer	For	With
4)	Appointment of public accounting firm	For	Issuer	For	With

STEC INC

Ticker Symbol:STEC	Cusip Number:784774101
Record Date: 4/1/2010	Meeting Date: 5/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	To approve the 2010 incentive award plan	For	Issuer	For	With
3)	To ratify the appointment of Pricewaterhousecoopers LLP as the independent registered public accounting firm for the fiscal year ending December 31,2010.	For	Issuer	For	With

TERADYNE INC

Ticker Symbol:TER	Cusip Number:880770102
Record Date: 4/1/2010	Meeting Date: 5/28/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of directors	For	Issuer	For	With
2)	To ratify the selection of Pricewaterhousecoopers LLP as independent registered public accountant	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By Graham Tanaka

* Graham Tanaka

President

By Sam Morrow

* Sam Morrow

Chief Financial Officer

Date: August 27, 2010

*Print the name and title of each signing officer under his or her signature.